Note 15 - Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Text Block]
15.	INCOME TAXES

Hong Kong

China Finance Online, iSTAR Securities, iSTAR Futures, iSTAR Wealth Management, iSTAR Investment Services, iSTAR Credit, CFO HK Genius and other six subsidiaries were established in Hong Kong. These companies were subject to Hong Kong profit tax at 16.5%. In addition, companies who incorporated outside of Hong Kong and carried on a trade, profession or business in Hong Kong were also subject to Hong Kong profit tax in respect of their profits arising in or derived from Hong Kong.

British Virgin Islands

Companies that were incorporated in the BVI are not subject to taxation in their country of incorporation. Subsidiaries incorporated in the BVI include iSTAR Financial Holdings and other nine subsidiaries.

PRC

The Group's PRC entities are subject to 25% PRC Enterprise Income Tax ("EIT") on the taxable income in accordance with the relevant PRC income tax laws, except for certain entities that enjoy preferential tax rates, which are lower than the statutory rates, as described below.

Under the EIT Law and its implementing rules, an enterprise which qualifies as a "high and new technology enterprise" ("the HNTE") is entitled to a tax rate of 15%.

Under the EIT law and its implementing rules, enterprises that obtain status of "Software Enterprises" are entitled to be exempted from EIT tax for the first two profit-making years and enjoy a preferential 12.5% tax rate, which is half of the standard EIT rate of 25% for the three years thereafter.

A summary of the main PRC entities that subject to tax preferential policies for the year ended December 31, 2012 is as follows:

PRC entities	Chinese enterprise income tax rate	Qualification for preferential tax rate
CFO Success	Preferential tax rate of 12.5% from 2010 to 2012.	Software Enterprises
CFO Qicheng	Full tax exemption for the years 2010 and 2011, and preferential tax rate of 12.5% from 2012 to 2014.	Software Enterprises
CFO Shenzhen Shangtong	Full tax exemption for the years 2010 and 2011, and preferential tax rate of 12.5% from 2012 to 2014.	Software Enterprises
CFO Zhengning	Preferential tax rate of 11% and 12% from 2010 to 2011.	Software Enterprises
CFO Stockstar	Transition tax rate 22%, 24% for 2010, 2011 and 25% from 2012 and thereafter.	Transition rules of the EIT Law
CFO Jujin	Transition tax rate 22%, 24% for 2010, 2011 and 25% from 2012 and thereafter.	Transition rules of the EIT Law
CFO Newrand	Transition tax rate 22%, 24% for 2010, 2011 and 25% from 2012 and thereafter.	Transition rules of the EIT Law
CFO Software	Preferential tax rate of 7.5%for 2010; And preferential tax rate of 15% from 2011 to 2013.	HNTE
CFO Meining	Preferential tax rate of 15% from 2010 to 2013.	HNTE
CFO Genius	Preferential tax rate of 15% for 2010; Transition tax rate 24% for 2011; And preferential tax rate of 15% from 2012 to 2014.	HNTE; Transition rules of EIT Law

The HNTE status obtained by CFO Software, CFO Meining and CFO Genius in 2008 under the EIT Law is valid for three years and qualifying entities can then apply to renew for an additional three years provided their business operations continue to qualify for the HNTE status. In 2011, CFO Software and CFO Meining obtained the renewal of HNTE status. In 2012, CFO Genius obtained the HNTE status.

CFO Chongzhi, CFO Zhongcheng and Shanghai Shangtong Co., Ltd. ("CFO-Shangtong") were approved by the local tax authority in 2010 to file their income tax by adopting the "deemed-profit method". In 2011 and 2012, CFO Chongzhi and CFO Shangtong continued to adopt the method. CFO Securities Consulting was approved and adopted the method in 2011. Under this method, the qualifying entities filed their income tax by calculating as 2.5% of the gross revenues. This method is subject to be reevaluated by the local tax authority in the future.

The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for PRC Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that currently the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company were to be non-resident for PRC tax purpose, dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC subsidiaries the withholding tax would be 10% not considering the arrangements for the Avoidance of Double Taxation on income and Prevention of Fiscal Evasion with respect to Taxes on Income between mainland and Hong Kong.

Aggregate deficits of the Company's subsidiaries located in the PRC were approximately $1,324,268 at December 31, 2012. And accordingly, no provision has been made for the Chinese dividend withholding taxes.

Aggregate undistributed earnings of the Company's VIEs and its VIEs' subsidiaries located in the PRC that are available for distribution to the Company of approximately $2,350,179 at December 31, 2012. A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amounts, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Company has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because it believes such excess earnings can be distributed in a manner that would not be subject to income tax.

Income tax (provision) benefit was as follows:

	December 31,
	2010	2011	2012

Current	$(362,861)	$(662,114)	$(315,197)
Deferred	99,475	(3,276,319)	(568,521)

Total	$(263,386)	$(3,938,433)	$(883,718)

The principal components of deferred income taxes were as follows:

	December 31,
	2011	2012
Current deferred tax assets:
Deferred revenue - current	$2,545,361	$689,596
Accrued expenses and other liabilities	248,113	313,572
Unrealized Loss on short-term investments	5,728	-
Net operating loss carrying forwards	-	949,476
	2,799,202	1,952,644
Less: valuation allowance	(2,165,524)	(1,561,019)

Total current deferred tax assets	633,678	391,625

Non-current deferred tax assets:
Deferred revenue - non-current	$985,439	$200,774
Net operating loss carrying forwards	6,922,639	8,101,455
	7,908,078	8,302,229
Less: valuation allowance	(7,424,375)	(8,101,455)

Total non-current deferred tax assets	$483,703	$200,774

Current deferred tax liabilities:
Account receivable and other assets	(45,333)	(140,074)

Total current deferred tax liabilities	$(45,333)	$(140,074)

Non-current deferred tax liabilities:
Intangible assets	-	(1,168,809)

Total non-current deferred tax liabilities	$-	$(1,168,809)

A valuation allowance of $9,589,899 and $9,662,474 was established as of December 31, 2011 and 2012, respectively, for the entities that have incurred losses because the Group believes that it is more likely than not that the related deferred tax assets will not be realized in the future. At December 31, 2012, operating loss carry forwards includes approximately $31.4 million which will expire by 2017, and $13.7 million which will carry forward indefinitely.

Reconciliation between total income tax expense (benefit) and the amount computed by applying the PRC EIT statutory rate to income before income taxes is as follows:

	Years ended December 31,
	2010	2011	2012

Income (loss) before tax	1,897,545	(15,525,522)	(11,076,429)
Income tax expense calculated at 25%	474,386	(3,881,381)	(2,769,107)
Effect of tax holiday	(4,208,756)	(2,155,424)	2,206,739
Effect of income tax rate difference in
Other jurisdictions	184,062	(203,633)	250,412
Non-deductible expenses	2,718,810	4,950,474	851,680
Non-taxable income	(611,009)	(40,165)	(2,122)
Change in valuation allowance	1,705,893	5,268,562	346,116

Income tax expense (benefit)	263,386	3,938,433	883,718

During the years ended December 31, 2010, 2011 and 2012, if the China Finance Online's subsidiaries and VIEs in the PRC were neither in the tax holiday period nor had they been specifically allowed special tax concessions, they would have recorded additional income tax expense of $4,208,756, $2,155,424 and $39,026, respectively. The impact of the tax holidays on basic net income per ordinary share was an increase of $0.04, $0.02 and $0.00, for the years ended December 31, 2010, 2011 and 2012, respectively.

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2010, 2011 and 2012. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also believed that the adoption of pronouncement issued by FASB regarding accounting for uncertainty in income taxes did not have a significant impact on the unrecognized tax benefits within 12 months from December 31, 2012.

Since November 2012, the relevant tax authorities of the Group's subsidiaries and VIEs have not conducted a tax examination. In accordance with relevant PRC tax administration laws, tax years from 2007 to 2012 of the Group's PRC subsidiaries and VIEs remain subject to tax audits as of December 31, 2012, at the tax authority's discretion.